Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013	Dec. 31, 2010
Going Concern (Textual)
Net loss	$ (647,826)	$ (797,734)	$ (1,310,498)	$ (1,581,164)	$ (2,926,210)	$ (4,778,541)
Working capital deficit	3,935,428		3,935,428		3,095,031
Stockholders' deficit	(2,408,465)		(2,408,465)		(1,457,650)	875,324		88,714
Cash and cash equivalents	$ 20,173	$ 169,657	$ 20,173	$ 169,657	$ 59,821	$ 950,841	$ 59,821	$ 127,081